UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to _______________

Date of Report (Date of earliest event reported) ________________________

Commission File Number of securitizer: ______________________________

Central Index Key Number of securitizer: _____________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001857530 (PMIT Residential Funding VII LLC)

BRAVO Residential Funding Trust 2021-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): ___________

Kenton T. Smith, Authorized Person, 949-720-6652
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.   Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.         Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Executive Summary

Schedule 2—Compliance and Data Integrity Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC

Schedule 1—Executive Summary

Schedule 2—Title Lien and DQ Tax Report

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative

Schedule 2—Loan Level Tape Comparison

Schedule 3—ATR QM Report

Schedule 4—Payment History Report

Schedule 5—Conditions Report

Schedule 6—Supplemental TPR Report

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1—Narrative

Schedule 2—Exception Report

Schedule 3—Rating Agency Grading

99.5	Disclosures required by Rule 15Ga-2 for Altavera Mortgage Services, LLC

Schedule 1—Supplemental TPR Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 27, 2021

PMIT RESIDENTIAL FUNDING VII LLC (Securitizer)

By:	/s/ Kenton T. Smith
Name: Kenton T. Smith
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Executive Summary

Schedule 2—Compliance and Data Integrity Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC

Schedule 1—Executive Summary

Schedule 2—Title Lien and DQ Tax Report

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative

Schedule 2—Loan Level Tape Comparison

Schedule 3—ATR QM Report

Schedule 4—Payment History Report

Schedule 5—Conditions Report

Schedule 6—Supplemental TPR Report

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1—Narrative

Schedule 2—Exception Report

Schedule 3—Rating Agency Grading

99.5	Disclosures required by Rule 15Ga-2 for Altavera Mortgage Services, LLC

Schedule 1—Supplemental TPR Report

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